Financial result - Summary of finance income and costs (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Interest income	€ 69	€ 38	€ 75	€ 87
Foreign currency gains	6,946	19	8,699	3,014
Gain on other financial instruments	0	156	0	0
Financial income	7,015	213	8,774	3,101
Interest expenses	(376)	(140)	(538)	(245)
Foreign currency losses	(31)	(489)	(986)	(101)
Losses on other financial instruments	0	0	0	(931)
Financial expenses	(407)	(629)	(1,524)	(1,277)
Change in fair value of warrant liabilities	(2,786)	(2,722)	13,743	(3,936)
Financial result	€ 3,822	€ (3,138)	€ 20,993	€ (2,112)